PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property And Equipments
Property and equipment, gross	$ 14,193,027	$ 14,123,831
Less accumulated depreciation	(4,321,587)	(3,743,521)
Property and equipment, net	9,871,440	10,380,310
Land
Property And Equipments
Property and equipment, gross	1,829,738	1,829,738
Buildings and improvements
Property And Equipments
Property and equipment, gross	10,001,146	9,997,562
Furniture and equipment
Property And Equipments
Property and equipment, gross	$ 2,362,143	$ 2,296,531